Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001353615
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	Invesco CurrencyShares® Swiss Franc Trust
Entity Incorporation State Country Code	NY
Entity File Number	001-32907
Entity Tax Identification Number	20-4686336
Entity Address, Address Line One	3500 Lacey Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	FXF
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false